Summary of Outstanding Options Exercise Price (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, Share	1,732,550	1,733,824	1,498,010
Outstanding, Life (Years)	7 years 5 months 4 days	7 years 8 months 1 day
Outstanding, Weighted Average Exercise Price	$ 6.20	$ 6.20	$ 5.90
Exercisable Shares	884,442	747,450
Exercisable Weighted Average Exercise Price	$ 6.10	$ 5.96
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price Per Share	$ 2.95	$ 5.90
Outstanding, Share	1,548,905	1,548,905
Outstanding, Life (Years)	7 years 9 months 7 days	8 years 7 days
Outstanding, Weighted Average Exercise Price	$ 5.90	$ 5.90
Exercisable Shares	820,117	728,930
Exercisable Weighted Average Exercise Price	$ 5.90	$ 5.90
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price Per Share	$ 4.42	$ 8.84
Outstanding, Share	183,645	184,919
Outstanding, Life (Years)	4 years 7 months 24 days	4 years 10 months 24 days
Outstanding, Weighted Average Exercise Price	$ 8.84	$ 8.84
Exercisable Shares	64,325	18,520
Exercisable Weighted Average Exercise Price	$ 8.84	$ 8.84